S-K 1603(a) SPAC Sponsor	Jul. 25, 2025 USD ($) shares
Caedryn Acquisition Sponsor
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Caedryn Acquisition Sponsor
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]

Our sponsor, Caedryn Acquisition Sponsor, is a Cayman Islands limited liability company formed as an investment vehicle holding the securities of us and as the sponsor of the offering. The sole shareholder of the sponsor is Ms. Mi (Miriam) Zhou, who holds 100% of the shares of the sponsor and is the sole manager of the sponsor.

Caedryn Acquisition Sponsor | Private Units
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	200,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,000,000
Caedryn Acquisition Sponsor | Class B ordinary shares
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	1,200,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 20,650
Ms. Mi (Miriam) Zhou
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Our Chief Executive officer and director, Ms. Mi (Miriam) Zhou, served as a director of Golden Path Acquisition Corporation, a blank check company, from September 20221 to September 2022, before it consummated a business combination transaction with MircroCloud Hologram, Inc., a technology company, in September 2022. Ms. Zhou served as a director and chairman of the audit committee of MicroCloud Hologram, Inc. (Nasdaq: HOLO) from September 2022 to February 2023. Ms. Zhou has also participated in the de-SPAC transaction of AIB Acquisition Corporation and PSI Group in 2024, where China and Partners Limited, which is an international financial and advisory firm, acted as the sole financial advisor to PSI Group for the transaction.

Material Roles and Responsibilities [Text Block]

Ms. Mi (Miriam) Zhou, is our Chief Executive Officer and director. Ms. Zhou has over 12 years of experience in cross-border investment and capital markets transactions, with a focus on initial public listings in the United States of America, mergers and acquisitions and SPAC transactions. Ms. Zhou is the founder of China and Partners Limited (also known as China & Partners), a boutique advisory firm providing strategic and financial consulting services for initial public offerings in international markets and capital fundraising. Ms. Zhou has been serving as China and Partners Limited’s chief executive officer and director since December 2019. Mr. Zhou served as a director of CAP Trust Limited, a private trustee services company, from June 2022 to August 2024. Ms. Zhou served as a director and chairman of the audit committee of MicroCloud Hologram, Inc., a technology company listed on Nasdaq (Nasdaq: HOLO), from September 2022 to February 2023. Ms. Zhou was a director of Golden Path Acquisition Corporation, a blank check company, from September 2021 to September 2022, before it consummated a business combination transaction with MicroCloud Hologram, Inc. in September 2022. Ms. Zhou has participated in the de-SPAC transaction of AIB Acquisition Corporation and PSI Group in 2024, where China and Partners Limited acted as the sole financial advisor. Ms. Zhou holds the ACMA (UK) and CGMA professional accounting designations. She received the Board Secretary certification from the Shenzhen Stock Exchange in 2015. Ms. Zhou earned her M.B.A. from The University of Hong Kong and holds a degree in Computer Science from King’s College London.

Mr. Luhuan (Lou) Zhong
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Our Chief Financial Officer and director, Mr. Luhuan (Lou) Zhong, serves as the chief financial officer and a director of Flag Ship Acquisition Corporation, a Cayman Islands exemption corporation, which was incorporated for the purpose of effecting a merger, share exchange, assets acquisition, share purchase, recapitalization, reorganization or similar business combination with one or more businesses (“FSHP”). On June 17, 2024, FSHP consummated its initial public offering of 6,900,000 units, at an offering price of $10.00 and each consisting of one ordinary share and one right to receive one-tenth (1/10) of an ordinary share upon the consummation of FSHP’s initial business combination. In addition, FSHP made the private sale of 238,000 units to its sponsor, Whale Management Corporation, at a purchase price of $10.00 per unit. The initial public offering generated approximately $67.5 million in proceeds and the private sale of units to its sponsor generated approximately $1.5 million in proceeds. The units, ordinary shares, and rights are currently traded on Nasdaq under symbols “FSHPU”, “FSHP”, “FSHPR”, respectively. On October 21, 2024, FSHP entered into a merger agreement (“GRT Merger Agreement”) in connection with its business combination with Great Rich Technologies Limited (“GRT”), a public limited company incorporated under the laws of Hong Kong, and GRT Merger Start Limited (“GRT Merger Sub”), a Cayman Islands company limited by shares and a wholly-owned subsidiary of GRT. On February 28, 2025, FSHP, GRT and GRT Merger Sub entered into the first amendment to the merger agreement and agreed to extend the completion of the transactions contemplated by the GRT Merger Agreement to August 28, 2025. Mr. Zhong has served as FSHP’s chief financial officer since February 2021, but did not participate in the formation of FSHP. Mr. Zhong owes fiduciary duties to FSHP in his capacity as its chief financial officer.

Mr. Zhong also worked as a consultant to Venus Acquisition Corporation from February 2021 to December 2022, Longevity Acquisition Corporation from October 2019 to February 2021, and Greenland Acquisition Corporation from October 2018 to October 2019, where he assisted management teams of SPAC to conduct research, analysis and execute business acquisition.

Material Roles and Responsibilities [Text Block]

Mr. Luhuan (Lou) Zhong, is our Chief Financial Officer and director. Mr. Zhong brings over a decade of experience in finance, auditing and capital markets, with deep expertise in SPAC transactions, initial public offerings and cross-border investments. Mr. Zhong has been a director of Creekstone Ventures Ltd., a venture capital investment company focused on AI application and hardware, since February 2025, and the chief financial officer and director of Flag Ship Acquisition Corporation (Nasdaq: FSHP), a blank check company, since February 2021. Mr. Zhong has held roles at Deloitte Touche Tohmatsu, various securities companies, investment funds and private equity funds. Mr. Zhong served as the managing director at Hony Capital from August 2022 to March 2025, where he helped to launch an AI-focused investment initiative. Before that, Mr. Zhong led the initial public offering and corporate finance teams at China International Capital Corporation from February 2022 to August 2022. Mr. Zhong served as a consultant to Venus Acquisition Corporation from February 2021 to December 2022, and Longevity Acquisition Corporation from October 2019 to February 2021, and he previously served as a consultant for Greenland Acquisition Corporation from October 2018 to October 2019. From September 2015 to October 2018, Mr. Zhong served as a project manager of Haitong Securities Co. Ltd., and a senior auditor at Deloitte Touche Tohmatsu CPA LLP from September 2012 to September 2015. Mr. Zhong holds a Master of Arts in Finance degree from the Stern School of Business of New York University, and a bachelor’s degree in finance from Macquarie University.